As filed with the Securities and Exchange Commission on March 29, 2023

Registration No. 333-263768

811-07798

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-6
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 3	☒
and

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 182	☒

NYLIAC VARIABLE UNIVERSAL LIFE

SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Mary E. Najem, Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:
Dodie Kent, Esq. Eversheds Sutherland LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415	Charles A. Whites, Jr., Esq. Vice President and Associate General Counsel New York Life Insurance Company 51 Madison Avenue New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 28, 2023 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 2 to the Registration Statement, filed on February 7, 2023. The new effectiveness date is April 28, 2023. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on March 29, 2023.

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT – I (Registrant)

By:	/s/ Amanda Kuhl Sarrubbo

Name: Amanda Kuhl Sarrubbo

Title: Senior Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Amanda Kuhl Sarrubbo

Name: Amanda Kuhl Sarrubbo

Title: Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Craig L. DeSanto*	Chairman of the Board, Chief Executive Officer, President & Director (Principal Executive Officer)

Elizabeth K. Brill*	Director

Alexander I. M. Cook*	Director

Eric Feldstein*	Director & Chief Financial Officer (Principal Financial Officer)

Robert M. Gardner*	Director (Principal Accounting Officer)

Francis M. Harte*	Director

Thomas A. Hendry*	Director

Jodi L. Kravitz*	Director

Mark J. Madgett*	Director

Anthony R. Malloy*	Director

Amy Miller*	Director

Matthew D. Wion*	Director

By:	/s/ Amanda Kuhl Sarrubbo

Amanda Kuhl Sarrubbo Attorney-in-Fact March 29, 2023

*	Pursuant to Powers of Attorney previously filed on 3/22/22.